Note 1 - Nature and Continuance of Operations (Details Textual) - CAD ($)	Dec. 31, 2023	Mar. 31, 2023
Statement Line Items [Line Items]
Total retained earnings	$ (20,820,828)	$ (17,869,111)
Working capital deficiency	$ (1,992)	$ (2,117,473)